The Millicom Group - A.3. Investments in associates (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Dec. 19, 2017	Dec. 18, 2017	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [line items]
Investments in associates			$ 241		$ 169	$ 241
Total non-current assets (excluding goodwill)			7,646		8,784	7,646
TOTAL ASSETS			9,464		10,316	9,464		$ 9,627
Total non-current liabilities			4,116	[1]	4,841	4,116	[1]
TOTAL LIABILITIES			6,183	[1]	7,526	6,183	[1]	6,258
Operating profit (loss)					655	645	[2]	490	[2]
Net profit (loss) for the year					(26)	69	[2],[3]	(90)	[2],[3]
Results for the year					(68)	(6)		0
Associates [member]
Disclosure of associates [line items]
Total current assets			409		473	409
Total non-current assets (excluding goodwill)			766		717	766
TOTAL ASSETS			1,176		1,190	1,176
Current liabilities			268		343	268
Total non-current liabilities			602		627	602
TOTAL LIABILITIES			870		969	870
Net assets			306		221	306
Revenue					511	449		378
Total operating expenses					(459)	(321)		(302)
Operating profit (loss)					(214)	(148)		(167)
Net profit (loss) for the year					(327)	(220)		(228)
Helios Tower Africa Ltd (HTA) And African Internet Holding GmbH (AIH) [Member]
Disclosure of associates [line items]
Investments in associates			211		142	211
Share of profit (loss) from other joint ventures and associates, net					$ (66)	$ (34)		$ (39)
Helios Towers Africa Ltd (HTA)
Disclosure of associates [line items]
Proportion of ownership interest in associate					22.83%	22.83%		22.80%		28.20%
Investments in associates			149		$ 105	$ 149
Africa Internet Holding GmbH (AIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate					10.15%	10.15%
Investments in associates			61		$ 38	$ 61
West Indian Ocean Cable Company Limited (WIOCC)
Disclosure of associates [line items]
Proportion of ownership interest in associate					9.10%	9.10%
Investments in associates			14		$ 14	$ 14
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate					35.00%	35.00%		35.00%
Investments in associates			0		$ 0	$ 0
Milvik AB
Disclosure of associates [line items]
Proportion of ownership interest in associate	12.00%	20.40%			12.30%	12.30%
Investments in associates			16		$ 13	$ 16
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates			30		27	30
Share of profit (loss) from other joint ventures and associates, net					(2)	(45)		$ (10)
Ghana
Disclosure of associates [line items]
Total current assets			60		71	60
Total non-current assets (excluding goodwill)			184		277	184
Current liabilities			106		134	106
Total non-current liabilities			214		277	214
Revenue			58		187
Operating profit (loss)			(1)		(100)
Net profit (loss) for the year			(12)		(135)
Results for the year			$ (6)		(68)	(6)
Ghana | Associates [member]
Disclosure of associates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method					$ (136)	$ (85)		$ (49)

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Re-presented for discontinued operations (shown in note A.4.).